Share-based compensation (Binomial option-pricing) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares
Share-based compensation
Weighted average fair value per option granted	$ 1.7582
Weighted average exercise price	$ 3.5350
Risk-free interest rate	1.82%
Expected term (in year)	6 years
Expected volatility	56.00%
Dividend yield	0.00%